INCOME TAXES - Schedule of Reconciliation of Income Tax Expense (Credit) from Income Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME BEFORE INCOME TAX	$ 353,406	$ 315,283	$ 75,096
Macau Complementary Tax rate	12.00%	12.00%	12.00%
Income tax expense at Macau Complementary Tax rate	$ 42,409	$ 37,834	$ 9,012
Lump sum in lieu of Macau Complementary Tax on dividends	2,341	2,359	2,795
Effect of different tax rates of subsidiaries operating in other jurisdictions	7,138	197	(5,823)
Over provision in prior years	(1,471)	(2,622)	(189)
Effect of income for which no income tax expense is payable	(2,607)	(12,526)	(1,960)
Effect of expenses for which no income tax benefit is receivable	37,731	44,142	30,475
Effect of profits generated by gaming operations exempted	(157,367)	(128,145)	(93,611)
Changes in valuation allowances	71,381	58,751	67,479
Income tax (credit) expense	$ (445)	$ (10)	$ 8,178